Subsidiaries - Additional information (Detail)					1 Months Ended	12 Months Ended
	Jan. 19, 2018 PEN (S/)	Sep. 30, 2017	Sep. 26, 2017 PEN (S/)	Sep. 26, 2017 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 PEN (S/) offices	Dec. 31, 2018 PEN (S/) offices	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)
Disclosure of subsidiaries [line items]
Number of offices held | offices						255	269
Proceeds from sale of interest in property						S/ 129,800,000	S/ 230,746,000
Gain on sale of interest in subsidiary						(7,164,000)	4,655,000
Fair values of properties contributed						972,096,000	986,538,000	S/ 1,118,608,000	S/ 745,185,000
Consideration transferred for acquisition								S/ 660,527,000
Urbi Propiedades SAC [Member]
Disclosure of subsidiaries [line items]
Proceeds from sale of interest in property | $					$ 63,132,000
Percentage interest held					15.00%
Centro Comercial Estacin Central SA [Member]
Disclosure of subsidiaries [line items]
Proceeds from sale of interest in property	S/ 2,086,000
Gain on sale of interest in subsidiary	S/ 1,526,000
Interseguro Compaa de Seguros SA and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Fair values of properties contributed						S/ 114,058,000	S/ 430,030,000
Consideration transferred for acquisition			S/ 66,577,000	$ 20,542,000
Purchase of non-controlling interest			S/ 21,462,000
Interseguro Compaa de Seguros SA and Subsidiaries [Member] | Negocios e Inmuebles SA and Holding Retail Per SA [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary						8.50%	8.50%
Interseguro Compaa de Seguros SA and Subsidiaries [Member] | Patrimonio Fideicometido [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary		72.83%
Inteligo Real Estate [Member] | Patrimonio Fideicometido [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary		27.17%
Interfondos SA Fund Management Company [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary						99.99%
Hipotecaria Sura [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary							30.00%
Interseguro and Interproperties Perú
Disclosure of subsidiaries [line items]
Proceeds from sale of interest in property | $					$ 253,557,000